U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM 24f-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

         Read instructions at end of Form before preparing Form
                         Please print or type.

1.   Name and address of issuer
          PAYDEN & RYGEL INVESTMENT GROUP

2.   Name of each series or class of funds for which this notice is filed:
          SEE ATTACHMENT A

3.   Investment Company Act File Number:
          811-6625

     Securities Act File Number:
          033-46973

4.   Last day of fiscal year for which this notice is filed.
          October 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                            [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.
                         $0

9.   Number and aggregate sale price of securities sold during the fiscal year.
                         $1,088,148,600

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                         $1,088,148,600

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                        $0

12. Calculation of registration fee:
    (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                         $1,088,148,600
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                      +
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                      -  525,609,850
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                      +
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                         562,538,750
    (vi) Multiple prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                      x     1/2950
    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)].
                                                            165,948.93

Instructi Issuers should complete lines (ii), (iii), (iv), and (v) only on: if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         []
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                         12/30/97

    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas J. Barrett
                              Thomas J. Barrett, Treasurer

Date  December  29, 1997

* Please print the name and title of the signing officer below the signature.



                               ATTACHMENT A

                      Payden & Rygel Investment Group

                          Global Short Bond Fund
                         Global Fixed Income Fund
                          International Bond Fund
                      Short Duration Tax Exempt Fund
                           Tax Exempt Bond Fund
                            U.S. Treasury Fund
                           Limited Maturity Fund
                              Short Bond Fund
                          Intermediate Bond Fund
                       Investment Quality Bond Fund
                             Total Return Fund
                           Global Balanced Fund
                         International Equity Fund
                           Growth & Income Fund
                       European Growth & Income Fund
                            Market Return Fund